UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                COMMON STOCK - 99.2%
                BERMUDA  - 1.1%
                BUSINESS SERVICES & COMPUTER SERVICES - 0.3%
  126,287       Accenture Class A                          3,695,157
                                                      --------------
                DIVERSIFIED INDUSTRIAL - 0.2%
  110,870       Tyco International                         2,892,598
                                                      --------------
                INTERNATIONAL OIL, CRUDE & PETROLEUM
                PRODUCTS - 0.2%
   62,018       Nabors Industries (1)                      2,190,476
                                                      --------------
                MACHINERY & ENGINEERING SERVICES - 0.0%
      200       Ingersoll-Rand Class A                         7,160
                                                      --------------
                MULTI-LINE PROPERTY & CASUALTY INSURANCE - 0.4%
   83,500       ACE                                        4,302,755
   16,966       Arch Capital Group (1)                     1,032,551
   23,600       Axis Capital Holdings                        697,616
                                                      --------------
                                                           6,032,922
                                                      --------------
                Total Bermuda                             14,818,313
                                                      --------------
                CANADA  - 6.2%
                AUTO COMPONENTS - 0.1%
   22,606       Magna International Class A                1,652,192
                                                      --------------
                BUSINESS SERVICES & COMPUTER SERVICES - 0.1%
   11,000       MacDonald Dettwiler &
                  Associates (1)                             405,135
   14,500       SNC-Lavalin Group (1)                        365,384
                                                      --------------
                                                             770,519
                CHEMICALS - 0.2%
   72,200       Agrium                                     1,749,162
   45,211       Methanex                                     865,139
                                                      --------------
                                                           2,614,301
                COMMERCIAL & OTHER BANKS - 1.2%
   79,844       Bank of Montreal                           4,513,014
   14,200       Bank of Nova Scotia                          571,690
   22,442       Canadian Imperial Bank of
                  Commerce                                 1,532,300
   64,855       National Bank of Canada                    3,356,249
   59,264       Royal Bank of Canada                       2,411,103
   92,520       Toronto-Dominion Bank                      4,722,494
                                                      --------------
                                                          17,106,850
                COMPUTERS/TELECOMMUNICATIONS & OFFICE
                EQUIPMENT - 0.1%
   10,489       Research In Motion (1)                       687,894
                                                      --------------


  Shares                                                  Value $
  -------                                                 -------
                ELECTRIC, GAS UTILITIES & TELEPHONE - 0.3%
    9,419       Atco Class I                                 328,008
    2,197       Canadian Utilities Class A                    78,159
   12,976       Manitoba Telecom Services (1)                541,909
   39,099       TELUS (Non-Voting)                         1,643,582
   71,342       TransCanada (1)                            2,191,210
                                                      --------------
                                                           4,782,868
                ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT - 0.1%
   76,356       BCE                                        1,741,863
    6,050       Bell Aliant Regional
                  Communications Income Fund (1)             187,694
                                                      --------------
                                                           1,929,557
                FINANCIAL INSTITUTION & SERVICES - 0.8%
   53,888       CI Financial Income Fund                   1,370,300
   63,741       Great-West Lifeco                          1,609,581
   53,258       IGM Financial (1)                          2,228,890
    9,900       Industrial Alliance Insurance &
                  Financial Services (1)                     275,019
   32,153       Laurentian Bank of Canada (1)                865,352
   30,000       Manulife Financial                           946,350
   97,921       Power Corp. of Canada                      2,648,385
      800       Power Financial                               22,980
   16,865       TSX Group (1)                                698,361
                                                      --------------
                                                          10,665,218
                FOOD & GROCERY PRODUCTS - 0.1%
   26,533       George Weston                              1,767,069
                                                      --------------
                HEALTH & PERSONAL CARE - 0.1%
   52,114       Biovail                                    1,152,459
                                                      --------------
                INSURANCE - 0.0%
      539       Northbridge Financial (1)                     14,054
                                                      --------------
                INTERNATIONAL OIL, CRUDE & PETROLEUM
                PRODUCTS - 1.3%
   23,412       Canadian Natural Resources                 1,243,646
   34,144       EnCana                                     1,842,098
    9,594       Enerplus Resources Fund                      552,039
  118,734       Imperial Oil                               4,292,222
   57,600       Penn West Energy Trust                     2,313,877
  105,764       Petro-Canada                               4,728,251
   18,542       Precision Drilling Trust (1)                 640,956
   45,484       Shell Canada                               1,585,146
   34,200       Talisman Energy                              581,285
                                                      --------------
                                                          17,779,520



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                COMMON STOCK - (CONTINUED)
                CANADA - (CONTINUED)
                MEDIA - 0.4%
   29,427       Cinram International Income
                  Fund (1)                                   669,741
   79,553       Shaw Communications Class B (1)            2,313,323
   57,600       Thomson                                    2,279,258
                                                      --------------
                                                           5,262,322
                MINING, METALS & MINERALS - 0.6%
   59,300       AUR Resources                              1,029,914
    3,939       Goldcorp                                     115,239
   49,761       Inco                                       3,846,208
      551       Inmet Mining                                  20,941
    7,064       IPSCO                                        666,566
   29,997       Teck Cominco Class B                       1,985,836
                                                      --------------
                                                           7,664,704
                REAL ESTATE - 0.1%
   14,500       Brookfield Asset Management
                  Class A                                    600,044
   13,600       Summit REIT (1)                              306,163
                                                      --------------
                                                             906,207
                RETAIL TRADE - 0.4%
   80,028       Alimentation Couche Tard
                  Class B (1)                              1,607,067
   30,705       Canadian Tire Class A                      1,681,258
   50,582       Loblaw                                     2,202,289
                                                      --------------
                                                           5,490,614
                TRANSPORTATION & STORAGE - 0.3%
  107,729       Canadian National Railway                  4,337,154
                                                      --------------
                Total Canada                              84,583,502
                                                      --------------
                CAYMAN ISLANDS - 0.4%
                AEROSPACE & DEFENSE - 0.2%
   30,320       Garmin                                     2,880,097
                                                      --------------
                COMPUTERS/TELECOMMUNICATIONS & OFFICE
                EQUIPMENT - 0.2%
   97,830       Seagate Technology                         2,269,656
                                                      --------------
                Total Cayman Islands                       5,149,753
                                                      --------------
                PUERTO RICO - 0.0%
                COMMERCIAL & OTHER BANKS - 0.0%
   35,920       Popular                                      646,201
                                                      --------------


  Shares                                                  Value $
  -------                                                 -------
                UNITED STATES - 91.5%
                AEROSPACE & DEFENSE - 2.2%
   17,701       Alliant Techsystems (1)                    1,418,558
   45,592       Boeing                                     3,529,733
   80,648       General Dynamics                           5,405,029
   18,734       Honeywell International                      725,006
   24,480       L-3 Communications Holdings                1,802,952
   80,213       Lockheed Martin                            6,391,372
   13,879       Northrop Grumman                             918,651
   12,000       Rockwell Collins                             640,440
  152,213       United Technologies                        9,466,126
                                                      --------------
                                                          30,297,867
                AUTO COMPONENTS - 0.3%
   53,120       Johnson Controls                           4,077,491
    9,326       Polaris Industries                           356,440
                                                      --------------
                                                           4,433,931
                AUTOMOBILES - 0.5%
  181,376       Ford Motor                                 1,209,778
   47,788       Harley-Davidson                            2,723,916
   41,220       Paccar                                     3,328,515
                                                      --------------
                                                           7,262,209
                BEVERAGE & TOBACCO - 3.6%
  192,982       Altria Group                              15,432,770
   81,345       Anheuser-Busch                             3,916,762
  266,244       Coca-Cola                                 11,847,858
   24,600       Loews - Carolina Group                     1,411,548
  100,422       Pepsi Bottling Group                       3,339,031
  174,323       PepsiCo                                   11,048,592
   31,200       UST                                        1,577,160
                                                      --------------
                                                          48,573,721
                BUILDING & CONSTRUCTION - 0.7%
    7,768       Beazer Homes USA                             323,848
   10,051       Brookfield Homes                             245,144
   24,286       Centex                                     1,148,971
   86,532       DR Horton                                  1,854,381
   13,635       KB Home                                      579,760
   49,765       Lennar Class A                             2,225,988
   74,938       Masco                                      2,003,093
   13,235       Universal Forest Products                    672,205
                                                      --------------
                                                           9,053,390



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                BUSINESS SERVICES & COMPUTER SERVICES - 6.0%
   20,300       Adobe Systems (1)                            578,753
   14,800       Akamai Technologies (1)                      586,524
   16,300       Anixter International                        898,619
   16,200       aQuantive (1)                                332,100
   51,089       Avery Dennison                             2,995,348
   28,700       Brightpoint (1)                              421,029
   74,716       Check Point Software
                  Technologies (1)                         1,255,229
   25,335       Cognizant Technology Solutions
                  Class A (1)                              1,659,189
   54,386       Computer Sciences (1)                      2,849,283
   85,040       Earthlink (1)                                613,138
   28,465       Electronic Data Systems                      680,313
   39,208       Fair Isaac                                 1,324,446
   23,846       Google Class A (1)                         9,218,864
  195,168       International Business Machines           15,107,955
   72,000       Intuit (1)                                 2,222,640
1,101,660       Microsoft                                 26,472,890
    5,622       MicroStrategy Class A (1)                    463,534
  414,397       Oracle (1)                                 6,203,523
      100       ProQuest (1)                                   1,184
   64,100       RealNetworks (1)                             640,359
   33,400       Rent-A-Center (1)                            899,462
  145,400       Symantec (1)                               2,525,598
   20,579       United Online                                224,517
   69,607       Waste Management                           2,393,089
   47,181       Yahoo! (1)                                 1,280,492
                                                      --------------
                                                          81,848,078
                CHEMICALS - 1.7%
  109,522       3M                                         7,710,349
   71,062       Air Products & Chemicals                   4,542,994
   10,200       Carlisle                                     814,878
  151,063       Dow Chemical                               5,223,759
   14,393       EI du Pont de Nemours                        570,826
   46,375       Lyondell Chemical                          1,032,771
   49,700       Praxair                                    2,725,548
    3,137       Rohm & Haas                                  144,678
   17,300       Schulman                                     378,524
   16,988       Westlake Chemical                            465,471
                                                      --------------
                                                          23,609,798
                COMMERCIAL & OTHER BANKS - 9.3%
  390,366       Bank of America                           20,115,560
  120,264       Bank of New York                           4,042,073
  137,179       BB&T                                       5,760,146


  Shares                                                  Value $
  -------                                                 -------
  543,499       Citigroup                                 26,256,437
   53,567       Comerica                                   3,136,348
  102,271       Fifth Third Bancorp                        3,900,616
   13,024       Huntington Bancshares                        317,134
  364,297       JPMorgan Chase                            16,619,229
   96,600       Keycorp                                    3,564,540
   46,500       National City                              1,674,000
  109,071       Regions Financial                          3,958,187
   81,647       SunTrust Banks                             6,439,499
   79,375       U.S. Bancorp                               2,540,000
  134,073       Wachovia                                   7,190,335
  166,454       Washington Mutual                          7,440,494
  183,945       Wells Fargo                               13,306,581
                                                      --------------
                                                         126,261,179
                COMPUTERS/TELECOMMUNICATIONS & OFFICE
                EQUIPMENT - 4.5%
   59,278       Apple Computer (1)                         4,028,533
  290,134       AT&T                                       8,701,119
  691,205       Cisco Systems (1)                         12,338,009
  201,184       Corning (1)                                3,836,579
  310,954       Dell (1)                                   6,741,483
   61,518       EMC (1)                                      624,408
  222,311       Hewlett-Packard                            7,093,944
   34,800       Jabil Circuit                                803,880
    3,730       Lexmark International Class A (1)            201,606
  274,654       Motorola                                   6,251,125
   65,800       Network Appliance (1)                      1,953,602
   38,856       NII Holdings (1)                           2,050,820
  196,182       Qualcomm                                   6,917,377
                                                      --------------
                                                          61,542,485
                DIVERSIFIED CONSUMER GOODS/SERVICES - 1.0%
   39,400       Apollo Group Class A (1)                   1,864,408
  145,999       Archer-Daniels-Midland                     6,423,956
   34,300       Bunge                                      1,872,094
    4,401       Coach (1)                                    126,353
   32,741       Nike Class B                               2,586,539
                                                      --------------
                                                          12,873,350
                DIVERSIFIED INDUSTRIAL MANUFACTURING - 0.2%
   43,300       Rockwell Automation                        2,683,734
                                                      --------------
                ELECTRIC, GAS UTILITIES & TELEPHONE - 5.4%
   28,111       Alltel                                     1,550,884
  114,717       American Electric Power                    4,143,578
   14,400       Atmos Energy                                 414,288
   47,200       Avista                                     1,179,056
  211,908       BellSouth                                  8,300,436
   40,013       CenturyTel                                 1,543,301



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                ELECTRIC, GAS UTILITIES & TELEPHONE - (CONTINUED)
   60,100       Consolidated Edison                        2,816,887
   39,400       DTE Energy                                 1,667,408
  176,586       Duke Energy                                5,354,088
   19,400       EMCOR Group (1)                              999,488
      400       Energy Transfer Partners LP                   17,600
   13,900       Great Plains Energy                          407,687
   96,868       KeySpan                                    3,900,874
   20,817       Kinder Morgan                              2,123,334
   32,910       Nicor                                      1,442,116
   33,347       NiSource                                     758,644
   25,600       OGE Energy                                   968,960
   62,145       Oneok                                      2,312,415
   61,500       PG&E                                       2,563,320
   51,183       Progress Energy                            2,229,020
  274,100       Qwest Communications
                  International (1)                        2,190,059
  149,525       Southern                                   5,050,955
  253,217       Sprint Nextel                              5,013,697
  360,890       Verizon Communications                    12,205,300
   48,399       Windstream                                   606,441
   42,051       WPS Resources                              2,168,570
   57,327       Xcel Energy                                1,148,833
                                                      --------------
                                                          73,077,239
                ELECTRICAL EQUIPMENT - 0.5%
   32,900       Eaton                                      2,108,890
   55,466       Emerson Electric                           4,377,377
                                                      --------------
                                                           6,486,267
                ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT -
                2.9%
   25,175       Advanced Micro Devices (1)                   488,143
   63,791       Analog Devices                             2,062,363
  265,272       Applied Materials                          4,175,381
   26,618       Arrow Electronics (1)                        752,225
   48,000       Avnet (1)                                    873,600
   16,786       Broadcom Class A (1)                         402,696
    3,728       Freescale Semiconductor
                 Class B (1)                                 106,323
   38,273       Harris                                     1,743,335
  667,320       Intel                                     12,011,760
   43,880       Kla-Tencor                                 1,851,297
   65,100       Linear Technology                          2,105,985
   60,299       Maxim Integrated Products                  1,771,585
   61,426       Microchip Technology                       1,981,603
   75,589       National Semiconductor                     1,758,200
   19,275       Pitney Bowes                                 796,443


  Shares                                                  Value $
  -------                                                 -------
   31,011       Plantronics                                  482,531
   43,100       Silicon Image (1)                            455,998
  152,295       Texas Instruments                          4,535,345
   13,976       WESCO International (1)                      814,102
                                                      --------------
                                                          39,168,915
                ENTERTAINMENT, LEISURE & TOYS - 1.7%
   11,444       Ameristar Casinos                            215,720
   42,100       Aramark Class B                            1,351,410
   49,168       Brinker International                      1,593,043
   20,400       CBRL Group                                   666,468
      700          Cedar Fair LP                              17,724
   74,926       Cendant                                    1,124,639
   63,544       Darden Restaurants                         2,147,787
   14,215       Domino's Pizza                               323,249
   89,700       International Game
                  Technology                               3,467,802
   21,300       Jack in the Box (1)                          840,072
  103,236       Mattel                                     1,862,378
   53,044       McDonald's                                 1,877,227
   16,700       Regal Entertainment Group
                  Class A                                    328,322
   38,248       Royal Caribbean Cruises                    1,296,607
  113,800       Starbucks (1)                              3,898,788
   54,200       Yum! Brands                                2,439,000
                                                      --------------
                                                          23,450,236
                METALS - 0.1%
   37,200       Ball                                       1,424,760
                                                      --------------
                FINANCIAL INSTITUTION & SERVICES - 7.5%
   11,143       Accredited Home Lenders
                  Holding (1)                                505,112
   23,615       Advanta Class B                              850,848
  103,933       American Express                           5,410,752
   25,616       AmeriCredit (1)                              629,897
   49,750       Capital One Financial                      3,848,163
   44,975       CapitalSource                              1,060,960
      197       Chicago Mercantile Exchange
                  Holdings                                    90,856
   65,148       CIT Group                                  2,990,945
   48,943       Fannie Mae                                 2,344,859
   25,497       First American                               943,644
  129,238       First Data                                 5,279,372
  111,167       Freddie Mac                                6,432,123
  951,664       General Electric                          31,109,896
   54,503       Goldman Sachs Group                        8,325,333
   58,000       H&R Block                                  1,319,500
   30,256       IndyMac Bancorp                            1,278,316
  114,022       Lehman Brothers Holdings                   7,405,729
   29,786       Mellon Financial                           1,042,510


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                FINANCIAL INSTITUTION & SERVICES - (CONTINUED)
   53,563       Merrill Lynch                              3,900,458
      600       Moody's                                       32,928
  122,595       Morgan Stanley                             8,152,568
   89,012       Paychex                                    3,042,430
   96,642       T Rowe Price Group                         3,992,281
   92,821       TD Ameritrade Holding                      1,520,408
                                                      --------------
                                                         101,509,888
                FOOD & GROCERY PRODUCTS - 1.1%
   67,272       Dean Foods (1)                             2,524,718
   70,806       General Mills                              3,674,831
   41,238       Kellogg                                    1,986,435
  126,121       Sara Lee                                   2,131,445
  169,429       Sysco                                      4,676,240
    3,685       Wm Wrigley Jr. Class B                       168,405
                                                      --------------
                                                          15,162,074
                FORESTRY & PAPER PRODUCTS - 0.1%
   65,092       Louisiana-Pacific                          1,301,840
                                                      --------------
                HEALTH & PERSONAL CARE - 14.2%
   81,255       Abbott Laboratories                        3,881,551
   27,551       Allergan                                   2,971,375
   40,172       AmerisourceBergen                          1,727,396
  106,586       Amgen (1)                                  7,433,308
   56,469       Applera - Applied Biosystems
                  Group                                    1,815,478
   47,741       Baxter International                       2,005,122
   90,558       Becton Dickinson                           5,969,583
   54,100       Biogen Idec (1)                            2,278,692
      317       Biomet                                        10,442
  150,928       Boston Scientific (1)                      2,567,285
  312,942       Bristol-Myers Squibb                       7,501,220
   92,884       Cardinal Health                            6,223,228
   84,070       Caremark Rx (1)                            4,438,896
   57,694       Celgene (1)                                2,762,966
  101,158       Colgate-Palmolive                          6,000,693
   29,508       Coventry Health Care (1)                   1,555,072
   13,884       DJO (1)                                      548,001
   75,618       Eli Lilly                                  4,292,834
   38,100       Estee Lauder Class A                       1,421,892
   23,000       Fisher Scientific International (1)        1,704,530
   33,082       Genentech (1)                              2,673,687
   76,859       Gilead Sciences (1)                        4,725,291
   53,445       Hospira (1)                                2,335,012
   37,600       Humana (1)                                 2,102,968


  Shares                                                  Value $
  -------                                                 -------
   11,900       ImClone Systems (1)                          386,750
  252,198       Johnson & Johnson                         15,774,985
   48,800       Manor Care                                 2,442,440
   64,300       McKesson                                   3,240,077
  155,277       Medtronic                                  7,844,594
  302,509       Merck                                     12,182,037
  865,318       Pfizer                                    22,489,615
  384,341       Procter & Gamble                          21,599,964
   26,200       PSS World Medical (1)                        520,070
   42,725       Quest Diagnostics                          2,568,627
   58,016       St. Jude Medical (1)                       2,140,790
   52,937       Stryker                                    2,409,163
  193,602       UnitedHealth Group                         9,259,984
   21,259       WellPoint (1)                              1,583,796
  200,385       Wyeth                                      9,712,661
                                                      --------------
                                                         193,102,075
                HOUSEHOLD DURABLES & APPLIANCES - 0.2%
   37,405       Whirlpool                                  2,887,292
                                                      --------------
                INSURANCE-LIFE & AGENTS/BROKERS - 1.5%
  107,087       Aflac                                      4,726,820
   31,400       Assurant                                   1,512,538
    6,792       Commerce Group                               205,186
   13,568       Mercury General                              748,682
  146,445       Metlife                                    7,615,140
   39,318       MGIC Investment                            2,237,588
   28,657       Nationwide Financial Services
                  Class A                                  1,291,858
   26,800       Reinsurance Group of America               1,328,476
   12,158       Selective Insurance Group                    620,058
                                                      --------------
                                                          20,286,346
                INTERNATIONAL OIL, CRUDE & PETROLEUM
                PRODUCTS - 9.5%
  121,764       Anadarko Petroleum                         5,569,485
   73,459       BJ Services                                2,664,358
  173,046       Chevron                                   11,382,966
  195,709       ConocoPhillips                            13,433,466
   61,471       Devon Energy                               3,973,485
   41,625       EOG Resources                              3,086,494
  541,402       Exxon Mobil                               36,674,572
   21,116       GlobalSantaFe                              1,159,902
  135,868       Halliburton                                4,532,556
   53,919       Hess                                       2,852,315
   21,026       Kerr-McGee                                 1,476,025
   12,958       Lone Star Technologies (1)                   610,322
   77,863       Marathon Oil                               7,057,502
   62,336       Noble Energy                               3,154,825
   59,316       Occidental Petroleum                       6,391,299


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                INTERNATIONAL OIL, CRUDE & PETROLEUM PRODUCTS
                - (CONTINUED)
   20,600       Oil States International (1)                 662,496
   55,600       Patterson-UTI Energy                       1,574,592
   81,568       Schlumberger                               5,452,821
   4,093        SEACOR Holdings (1)                          332,966
   65,996       Smith International                        2,941,442
   15,700       Sunoco                                     1,091,778
   31,800       Ultra Petroleum (1)                        1,862,208
   11,900       Universal Compression
                  Holdings (1)                               758,030
   94,714       Valero Energy                              6,386,565
   20,100       Veritas DGC (1)                            1,151,127
   56,760       Weatherford International (1)              2,658,638
                                                      --------------
                                                         128,892,235
                MACHINERY & ENGINEERING SERVICES - 1.1%
  107,326       Caterpillar                                7,606,194
   19,773       Cummins                                    2,313,441
   44,368       Deere                                      3,219,786
   12,900       Mueller Industries                           473,946
   24,063       Parker Hannifin                            1,738,311
    2,105       W.W. Grainger                                130,699
                                                      --------------
                                                          15,482,377
                MEDIA - 3.1%
  115,157       Clear Channel Communications               3,333,795
  115,900       Comcast Class A (1)                        3,984,642
   47,400       Comcast Special Class A (1)                1,624,872
   35,300       Dow Jones                                  1,236,912
   71,554       EchoStar Communications
                  Class A (1)                              2,507,968
   64,602       Gannett                                    3,367,056
   16,069       John H. Harland                              631,672
   25,547       McGraw-Hill                                1,438,296
   24,700       Meredith                                   1,166,581
  203,700       News Class A (1)                           3,919,188
   43,500       News Class B (1)                             875,220
   39,710       Omnicom Group                              3,514,732
  375,710       Time Warner                                6,199,215
   63,463       Tribune                                    1,885,486
   22,300       Viacom Class B (1)                           777,155
  180,324       Walt Disney                                5,353,820
                                                      --------------
                                                          41,816,610


  Shares                                                  Value $
  -------                                                 -------
                MINING, METALS & MINERALS - 1.2%
    5,700       Alliance Resource Partners LP                207,480
   45,300       Commercial Metals                          1,027,857
   53,353       Newmont Mining                             2,733,274
    3,653       NS Group (1)                                 184,769
   70,730       Nucor                                      3,760,714
   48,023       Phelps Dodge                               4,194,329
   47,536       Plains All American Pipeline LP            2,193,786
   21,435       Silgan Holdings                              793,309
   18,600       Southern Copper                            1,794,900
                                                      --------------
                                                          16,890,418
                MISCELLANEOUS BUSINESS SERVICES - 0.1%
   15,896       Manpower                                     945,494
                                                      --------------
                MULTI-LINE PROPERTY & CASUALTY INSURANCE - 3.5%
   44,787       Allstate                                   2,544,797
    5,400       American Financial Group                     227,394
  315,095       American International Group              19,116,814
       23       Berkshire Hathaway Class A (1)             2,106,800
  116,742       Chubb                                      5,886,132
   66,551       Cincinnati Financial                       3,138,545
  116,314       Genworth Financial Class A                 3,989,570
   21,200       HCC Insurance Holdings                       646,388
  186,388       Progressive                                4,508,726
   42,148       St. Paul Travelers                         1,930,378
   76,500       WR Berkley                                 2,754,000
    8,575       Zenith National Insurance                    342,829
                                                      --------------
                                                          47,192,373
                REAL ESTATE - 1.6%
    1,512       Alexandria Real Estate Equities              142,763
   30,306       Boston Properties                          2,976,049
   82,755       CB Richard Ellis Group
                  Class A (1)                              1,947,225
    9,300       Federal Realty Investment Trust              674,715
   42,400       General Growth Properties                  1,935,136
   16,921       Jones Lang LaSalle                         1,382,446
   41,000       Kimco Realty                               1,608,840
   36,700       Maguire Properties                         1,372,947
    5,900       PS Business Parks                            354,000
   28,900       Public Storage                             2,320,381
   16,552       Simon Property Group                       1,415,693
   47,220       Vornado Realty Trust                       4,936,851
                                                      --------------
                                                          21,067,046
                RETAIL TRADE - 4.6%
   43,700       Advance Auto Parts (1)                     1,322,799
   27,889       Best Buy                                   1,264,487
  117,058       Costco Wholesale                           6,175,980



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                           COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                RETAIL TRADE - (CONTINUED)
   24,800       Dick's Sporting Goods (1)                    902,968
   53,143       Dollar General                               713,179
   46,770       Dollar Tree Stores (1)                     1,244,082
   31,800       Dress Barn (1)                               686,244
   53,118       eBay (1)                                   1,278,550
   38,578       Family Dollar Stores                         876,492
  130,855       Home Depot                                 4,541,977
   32,100       JC Penney                                  2,021,016
  103,400       Limited Brands                             2,601,544
  208,024       Lowe's                                     5,897,481
   12,102       MSC Industrial Direct Class A                498,966
   69,344       Office Depot (1)                           2,499,851
    8,633       Pantry (1)                                   425,521
    2,800       Sears Holdings (1)                           384,300
   64,549       Sherwin-Williams                           3,266,179
      760       Staples                                       16,431
  139,338       Target                                     6,398,401
   97,907       TJX                                        2,385,994
  367,080       Wal-Mart Stores                           16,335,060
   25,159       Whole Foods Market                         1,446,894
                                                      --------------
                                                          63,184,396
                TEXTILES & WEARING APPAREL - 0.1%
   22,600       VF                                         1,532,732
                                                      --------------
                TRANSPORTATION & STORAGE - 1.5%
    3,234       Amerco (1)                                   285,239
   24,600       Arkansas Best                              1,092,978
   34,457       FedEx                                      3,607,992
   21,847       JB Hunt Transport Services                   449,393
   62,764       Knight Transportation                      1,077,030
   28,200       Marten Transport (1)                         437,664
   34,079       Mesa Air Group (1)                           288,308
   15,200       Norfolk Southern                             659,984
   25,000       OMI                                          551,500
   16,986       Overseas Shipholding Group                 1,093,729
   10,204       Pacer International (1)                      304,589
   21,700       Ryder System                               1,093,680
   12,530       Saia (1)                                     353,221
   33,500       Skywest                                      812,375
   34,616       Swift Transportation (1)                     925,978
   91,634       United Parcel Service Class B              6,314,499



  Shares                                                  Value $
  -------                                                 -------
  62,122        Werner Enterprises                         1,118,196
                                                      --------------
                                                          20,466,355
                                                      --------------
                Total United States                    1,243,766,710
                                                      --------------
                TOTAL COMMON STOCK
                  (Cost $1,267,410,277)                1,348,964,479
                                                      --------------
                SHORT-TERM INVESTMENTS  - 0.7%
 Principal
  Amount $
 ---------
    1,172       JPMorgan Chase Bank, N.A.
                   Time Deposit (Nassau), 4.84%                1,172
  Shares
  -------
   5,347,000     SEI Daily Income Trust
                  Money Market Fund, Class A,
                  5.33%  (2)                               5,347,000
   4,647,000     SEI Daily Income Trust
                  Prime Obligation Fund,
                  Class A, 5.31%  (2)                      4,647,000
                                                      --------------
                TOTAL SHORT-TERM INVESTMENTS
                  (Cost $9,995,172)                        9,995,172
                                                      --------------
                TOTAL INVESTMENTS - 99.9%
                  (Cost $1,277,405,449)*               1,358,959,651
                                                      --------------
                OTHER ASSETS LESS
                  LIABILITIES - 0.1%                       1,027,349
                                                      --------------
                TOTAL NET ASSETS - 100.0%             $1,359,987,000
                                                      ==============

*At July 31, 2006, the tax basis cost of the Fund's investments was $1,280,393,036, and the unrealized appreciation and depreciation of investments owned by the Fund were $139,733,898 and $(61,167,283), respectively.
(1) Denotes non-income producing security.
(2) Rate shown is the 7-day effective yield as of July 31, 2006.
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Global Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 18, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 18, 2006

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -------------------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 18, 2006

* Print the name and title of each signing officer under his or her signature.